GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GOING CONCERN
Total Stockholders' (deficit)	$ (3,835,575)		$ (1,320,947)	$ (1,569,549)	$ (1,264,016)
Accumulated Deficit	(22,844,403)		(20,109,557)	(6,335,389)
Net Loss	$ (2,734,846)	$ (1,255,733)	$ (13,774,168)	$ (2,011,327)